MML Equity Index Fund

To Our Shareholders

The U.S. Economy Continues to Expand

We are now eight years into the current U.S. economic expansion, and judging from continued strong performance in the first half of 1998, this should be another year of impressive economic growth. A combination of forces shaped the first half: strong economic fundamentals, favorable price performance, a dramatically improved landscape for the nation's budget (now anticipating a surplus of $80 billion or more for fiscal year 1998), the Federal Reserve's steady hold on monetary policy, a competitive wage and price environment, and the economic and financial crisis in Southeast Asia.


Increased spending for consumption, housing and producers' durable equipment drove expansion in the first six months of the year. Households spent more, encouraged by low unemployment and growth in personal income. Business inventories also rose sharply early in the year, contributing to the economy's growth in the first quarter. Inventory growth has since slowed significantly and detracted from economic gains in the second quarter. The only other drag on performance was flat net exports, almost certainly a backlash of the Asian crisis.

Amidst Troubles in Asia

The economic and financial problems that have plagued Southeast Asia for the past year have continued to make for volatile and uncertain times in the U.S. and global financial markets. The key players in the Asian region are Japan and China, both facing economic hardship and currency devaluation. Though Japan has been working to restore its failed banking system, the nation faces the bigger problem of stimulating its economy -- now with a budget deficit near 6 percent of Gross Domestic Product. Clearly, Japan's financial woes are far from being solved and, as such, the world's economies and markets will sit with a watchful eye over the coming months.

Large Capitalization U.S. Stocks Soar

During the first six months of 1998, the U.S. stock market continued to make great strides, with large capitalization stocks leading the pack. As of June 30, 1998, the S&P 500 was up 17.7 percent, versus the unmanaged small stock Russell 2000 Index which returned a modest 4.9 percent.

The `flight to quality' that the market has been experiencing since last year has continued to benefit large cap growth stocks, while hindering the performance of smaller, value-oriented stocks. As investors became more concerned about deteriorating conditions in Asia and the possible impact on commodity prices, competition and economic activity, they favored large-cap stocks over small-cap stocks for their durability and liquidity.

Bond Returns Varied


The Treasury yield curve continued to flatten over the past six months, and as a result, corporate bonds, mortgage-backed and asset-backed securities delivered varied, and less impressive, returns than U.S. Treasuries.

Even as corporate spreads widened, low interest rates and investor cash flow were positive for the corporate bond market. New issuance of investment-grade corporate bonds was extremely high -- $197 billion in the first six months of 1998, compared to $272 billion issued in total for 1997.

Managing the Risks of Abroad

The same forces that drove the economy's growth in the first half of the year will shape this year's outcome. However, the instability in Asia, which is far from being resolved, is becoming more influential to the behavior of the U.S. dollar, the economy and the financial markets. As the events in Asia unfold -- good or bad -- the domestic markets may experience increased levels of volatility.

                               /s/ Stuart H. Reese
                               Stuart H. Resse
                               President
                               MML Series Investment Fund
July 31, 1998

MML Equity Index Fund Portfolio Review*

For the six month period ended June 30, 1998, the portfolio realized a total return of 17.63 percent,** while the Standard & Poor's 500 Stock Index had a total return of 17.71 percent. The portfolio is designed to replicate the large capitalization United States equity market as it is represented by the S&P 500 Index for the same period. Large capitalization equities have posted very strong results for the year so far, outperforming both small and mid capitalization stocks. For the six months ended June 30, 1998, some of the best performing groups in the S&P 500 were communication equipment companies, apparel retailers, auto companies and general retailers.

As a portfolio that mirrors the holdings of an existing stock index, we will continue to make the appropriate changes in accordance with the portfolio's investment objective.

* Standard & Poor's, "S&P", "Standard & Poor's 500", "S&P 500" and "500" are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), or The McGraw-Hill Companies, Inc. S&P makes no representation regarding the advisability of investing in the Fund.

** These investment performance figures may be of limited use for comparative purposes because they do not reflect charges imposed by the separate investment accounts invested in the Funds which, if included, would decrease the performance figures.

MML Equity Index Fund


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998
(Unaudited)
ASSETS
Investments at value (See Schedule of Investments)
   (Notes 2A, 2B, and 4)
 Equities (Identified cost: $22,137,159) ........................................   $30,507,563
 Short-term investments (Identified cost: $122,929) .............................       122,929
                                                                                    -----------
 Total investments ..............................................................    30,630,492
Cash ............................................................................         1,529
Interest and dividends receivable ...............................................        32,511
Receivable from Investment Advisor ..............................................        29,698
                                                                                    -----------
 Total assets ...................................................................    30,694,230
                                                                                    -----------

LIABILITIES
Payable for investment securities purchased .....................................        17,040
Investment management fee payable (Note 3) ......................................       116,999
Accrued trustees' fees ..........................................................         4,253
Accrued audit fees ..............................................................         2,846
                                                                                    -----------
 Total liabilities ..............................................................       141,138
                                                                                    -----------
NET ASSETS ......................................................................   $30,553,092
                                                                                    ===========

Net assets consist of:
Series shares (par value $.01 per share; an unlimited number authorized) (Note 5)   $    21,494
Additional paid-in capital ......................................................    21,952,212
Undistributed net investment income (Note 2C and 2D) ............................       156,027
Undistributed net realized gain on investments ..................................        52,955
Net unrealized appreciation on investments (Note 2A) ............................     8,370,404
                                                                                    -----------

NET ASSETS ......................................................................   $30,553,092
                                                                                    ===========

Outstanding series shares .......................................................     2,149,430
                                                                                    ===========

Net asset value per share .......................................................   $     14.21
                                                                                    ===========

                      See Notes to Financial Statements.

MML Equity Index Fund


STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1998
(Unaudited)
Investment income (Note 2B)
Dividends (Net of foreign withholding tax of $100) ......................   $   206,381
Interest ................................................................         3,519
                                                                            -----------
 Total income ...........................................................       209,900
                                                                            -----------
Expenses
Investment management fee (Note 3) ......................................        55,239
Audit fees ..............................................................        14,775
Trustees' fees ..........................................................        13,792
                                                                            -----------
 Total expenses .........................................................        83,806
Expenses reimbursed (Note 3) ............................................       (29,698)
                                                                            -----------
 Net expenses ...........................................................        54,108
                                                                            -----------
Net investment income (Note 2C and 2D) ..................................       155,792
                                                                            -----------

Net realized and unrealized gain on investments (Notes 2A, 2B, 2C and 2D)
Net realized gain on investments (Notes 2B, 2C, and 2D) .................        53,008
Net unrealized appreciation on investments (Note 2A) ....................     4,198,842
                                                                            -----------
Net realized and unrealized gain on investments .........................     4,251,850
                                                                            -----------

Net increase in net assets resulting from operations ...................    $ 4,407,642
                                                                            ===========

                       See Notes to Financial Statements.

MML Equity Index Fund

STATEMENTS OF CHANGES IN NET ASSETS


                                                                For the Six
                                                               Months Ended                For the
                                                               June 30, 1998             Period Ended
                                                                (Unaudited)           December 31, 1997*
                                                               ------------           ------------------
Increase in net assets
Operations:
Net investment income ....................................    $    155,792                $    184,598
Net realized gain on investments .........................          53,008                      41,673
Net change in unrealized appreciation on investments .....       4,198,842                   4,171,562
                                                              ------------                ------------
Net increase in net assets resulting from operations .....       4,407,642                   4,397,833
 Distributions to shareholders from:
  Net investment income ..................................               0                    (184,363)
  Net realized gains on investments ......................               0                     (41,726)
Net increase in capital share transactions ...............       1,943,687                  20,030,019
                                                              ------------                ------------
  Total increase .........................................       6,351,329                  24,201,763

NET ASSETS, at beginning of period .......................      24,201,763                           0
                                                              ------------                ------------

NET ASSETS, at end of period .............................    $ 30,553,092                $ 24,201,763
                                                              ============                ============

Undistributed net investment income included in net assets    $    156,027                $        235
                                                              ============                ============

*The Fund commenced operations on May 1,1997

                       See Notes to Financial Statements

MML Equity Index Fund

FINANCIAL HIGHLIGHTS

Selected per share data for a series shares outstanding throughout each period.

                                                      For the Six
                                                     Months Ended              For the
                                                     June 30, 1998           Period Ended
                                                      (Unaudited)          December 31, 1997*
                                                      -----------          ------------------
Net asset value:
 Beginning of period ...............................  $    12.080              $    10,000
                                                      -----------              -----------

Income from investment operations:
Net investment income ..............................        0.072                    0.092
Net realized and unrealized gain on investments ....        2.058                    2,101
                                                      -----------              -----------

Total from investment operations ...................        2.130                    2.193
                                                      -----------              -----------

Less Distributions:
Dividends from net investment income ...............        0.000                   (0.092)
Distributions from realized gains ..................        0.000                   (0.021)
                                                      -----------              -----------
                                                            0.000                   (0.113)

Net asset value:
 End of period .....................................  $    14.210              $    12.080
                                                      ===========              ===========

Total return *** ...................................        17.63%                   21.39%

Net assets (in millions):
 End of period .....................................  $    30,553              $    24,202
Ratio of operating expenses to average net assets
 before reimbursement of expense by Adviser ........         0.61%                    0.43%**
 after reimbursement of expense by Adviser .........         0.40%
Ratio of net investment income to average net assets
 before reimbursement of expense by Adviser ........         0.92%                    0.80%**
 after reimbursement of expense by Adviser .........         1.13%
Portfolio turnover rate ............................            1%                       2%

*   The Fund commenced operations on May 1,1997.
**  Percentages represent results for the period and are not annualized.
*** Total return information shown in the Financial Highlights tables does not reflect expenses that apply at level or to related insurance products. Inclusion of these charges would reduce the total return figures for the period shown.

                      See Notes to financial statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS
June 30, 1998
(Unaudited)

                                                        Number        Market
                                                          of          Value
                                                        Shares       (Note 2A)
                                                       --------      ---------
EQUITIES -- 99.85%
Advertising -- 0.19%
 Interpublic Group of Companies, Inc. ............          450       $ 27,309
 Omnicom Group, Inc. .............................          600         29,925
                                                       --------       --------
                                                          1,050         57,234
                                                       --------       --------

Aerospace -- 1.54%
 AlliedSignal, Inc. ..............................        2,100         93,187
 Boeing Company ..................................        3,310        147,502
 General Dynamics Corporation ....................          400         18,600
 Lockheed Martin Corporation .....................          700         74,112
 Northrop Corporation ............................          200         20,625
 Textron, Inc. ...................................          600         43,013
 United Technologies Corporation .................          800         74,000
                                                       --------       --------
                                                          8,110        471,039
                                                       --------       --------

Airlines -- 0.55%
 AMR Corporation * ...............................        1,000         83,250
 Delta Air Lines, Inc. ...........................          300         38,775
 Southwest Airlines Company ......................          750         22,219
 US Airways Group, Inc.** ........................          300         23,775
                                                       --------       --------
                                                          2,350        168,019
                                                       --------       --------

Apparel, Textiles, Shoes -- 0.29%
 Fruit of the Loom, Inc.* ........................          300          9,975
 Liz Claiborne, Inc. .............................          200         10,450
 NIKE, Inc., Class B .............................          900         43,819
 Reebok International, Inc.* .....................          100          2,769
 VF Corporation ..................................          400         20,600
                                                       --------       --------
                                                          1,900         87,613
                                                       --------       --------

Automobiles -- 1.73%
 Chrysler Corporation ............................        2,200        124,025
 Ford Motor Company ..............................        4,000        236,000
 General Motors Corporation ......................        2,400        160,350
 Navistar International Corporation* .............          300          8,662
                                                       --------       --------
                                                          8,900        529,037
                                                       --------       --------

Automobile Parts & Equipment -- 0.35%
 AutoZone, Inc. * ................................          400         12,775
 Cummins Engine, Inc. ............................          100          5,125
 Dana Corporation ................................          300         16,050
 Echlin, Inc. ....................................          200          9,813
 Genuine Parts Company ...........................          600         20,700
 Johnson Controls Inc. ...........................          300         17,119
 Pep Boys-Manny, Moe & Jack ......................          200          3,787
 TRW, Inc ........................................          400         21,850
                                                       --------       --------
                                                          2,500        107,219
                                                       --------       --------

Banks -- 9.31%
 Bane One Corporation ............................        2,090        116,648
 Bank of New York, Inc. ..........................        1,300         78,894
 BankAmerica Corporation .........................        2,400        207,450
 BankBoston Corporation ..........................        1,000         55,625
 Bankers Trust, New York Corporation .............          500         58,031
 BB&T Corporation ................................          400         27,050
 Chase Manhattan Corporation .....................        3,200        241,600
 Citicorp ........................................        1,600        238,800
 Comerica, Inc. ..................................          450         29,812
 Fifth Third Bancorporation ......................          675         42,525
 First Chicago Corporation .......................        1,000         88,625
 First Union Corporation .........................        3,496        203,642
 Fleet Financial Group, Inc. .....................        1,000         83,500
 Huntington Bancshares ...........................          600         20,100
 KeyCorp (New) ...................................        1,400         49,875
 MBNA Corporation ................................        1,650         54,450
 Mellon Bank Corporation .........................          800         55,700
 Mercantile Bancorporation, Inc. .................          400         20,150
 Morgan Stanley, Dean Witter,
 Discover & Company ..............................        2,025        185,034
 Morgan (J.P) & Company, Inc. ....................          600         70,275
 National City Corporation .......................        1,000         71,000
 NationsBank Corporation .........................        3,212        245,718
 Northen Trust Corporation .......................          400         30,500
 Norwest Corporation .............................        2,500         93,438
 PNC Bank Corporation ............................        1,000         53,812
 Republic New York Corporation ...................          400         25,175
 State Street Corporation ........................          500         34,750
 Summit Bancorp ..................................          500         23,750
 SunTrust Banks, Inc. ............................          800         65,050
 U.S. Bancorp ....................................        2,631        113,133
 Wachovia Corporation ............................          600         50,700
 Wells Fargo & Company ...........................          300        110,700
                                                     ----------     ----------
                                                         40,429      2,845,512
                                                     ----------     ----------

Broadcasting -- 0.17%
 Clear Channel Communications * ..................         400          43,650
 Meredith Corporation ............................         200           9,387
                                                    ----------      ----------
                                                           600          53,037
                                                    ----------      ----------

Building Materials -- 0.87%
 Centex Corporation ..............................         200           7,550
 Crane Company ...................................         200           9,713
 Fleetwood Enterprises ...........................         100           4,000
 Home Depot, Inc. ................................       2,450         203,503
 Kaufman & Broad Home Corporation ................         100           3,175
 Masco Corporation ...............................         500          30,250
 Pall Corporation ................................         400           8,200
                                                    ----------      ----------
                                                         3,950         266,391
                                                    ----------      ----------

Business Equipment and Supplies -- 1.85%
 Avery Dennison Corporation ......................         400          21,500
 Ikon Office Solutions ...........................         400           5,825
 International Business Machines .................       3,300         378,881
 Pitney Bowes, Inc. ..............................       1,000          48,125
 Xerox Corporation ...............................       1,100         111,788
                                                    ----------      ----------
                                                         6,200         566,119
                                                    ----------      ----------

Business Services -- 0.33%
 Cedant Corporation* .............................       2,661          55,548
 Deluxe Corporation ..............................         200           7,162
 Federal Express Corporation* ....................         560          35,140
 Moore Corporation Ltd. ..........................         300           3,975
                                                    ----------      ----------
                                                         3,721         101,825
                                                    ----------      ----------

MML Equity Index Fund

June 30, 1998
(Unaudited)

                                                              Number          Market
                                                                of            Value
                                                              Shares        (Note 2A)
EQUITIES (Continued)
Chemicals and Plastics - 2.76%
 Air Products & Chemicals, Inc ........................          800       $   32,000
 Dow Chemical Company .................................          800           77,350
 DuPont (E.I.) de Nemours & Company ...................        3,800          283,575
 Eastman Chemical Company .............................          200           12,450
 Ecolab, Inc ..........................................          400           12,400
 Engelhard Corporation ................................          500           10,125
 FMC Corporation * ....................................          100            6,819
 Grace (W.R) & Company ................................          200            3,412
 Great Lakes Chemical Corporation .....................          200            7,888
 Hercules, Inc ........................................          300           12,338
 Kerr-McGee Corporation ...............................          200           11,575
 Mallinckrodt Group, Inc ..............................          300            8,906
 Minnesota Mining & Manufacturing .....................        1,400          115,062
 Monsamo Company ......................................        1,900          106,162
 Morton International, Inc ............................          400           10,000
 Nalm Chemical Company ................................          200            7,025
 Praxair, Inc .........................................          500           23,406
 Raychem Corporation ..................................          200            5,913
 Rockwell International Corporation ...................          700           33,644
 Rohm & Haas Company ..................................          200           20,787
 Sigma-Aldrich Corporation ............................          300           10,538
 Union Camp Corporation ...............................          200            9,925
 Union Carbide Corporation ............................          400           21,350
                                                            --------         --------
                                                              14,200          842,650
                                                            --------         --------
Coal -- 0.17%
 CSX Corporation ......................................          700           31,850
 Eastern Enterprises ..................................          100            4,288
 Fluor Corporation ....................................          300           15,300
                                                            --------         --------
                                                               1,100           51,438
                                                            --------         --------

Communication Equipment -- 1.15%
 Cabletron Systems, Inc.* .............................          500            6,719
 GTE Corporation ......................................        3,200          178,000
 Harris Corporation ...................................          200            8,937
 Motorola, Inc ........................................        1,900           99,869
 National Semiconductor Corporation * .................          700            9,231
 Scientific-Atlanta, Inc ..............................          200            5,075
 Tellabs, Inc.* .......................................          600           42,975
                                                            --------         --------
                                                               7,300          350,806
                                                            --------         --------


Computer Hardware, Software or Services -- 8.31%
 Adobe Systems, Inc ...................................          200            8,487
 Advanced Micro Devices, Inc.* ........................          400            6,825
 AMP, Inc .............................................          700           24,062
 Apple Computer, Inc.* ................................          400           11,475
 Autodesk, Inc ........................................          200            7,725
 Automatic Data Processing, Inc .......................          900           65,587
 Bay Networks, Inc.* ..................................          600           19,350
 Ceridian Corporation * ...............................          200           11,750
 CISCO Systems, Inc ...................................        3,350          308,409
 Compaq Computer Corporation ..........................        5,493          155,850
 Computer Associates International, Inc ...............        1,850          102,791
 Computer Sciences Corporation * ......................          600           38,400
 Data General Corporation * ...........................          100            1,494
 Dell Computer Corporation ............................        2,200          204,187
 Gateway 2000, Inc.* ..................................          400           20,250
 Honeywell, Inc .......................................          400           33,425
 Intel Corporation ....................................        5,500       $  407,688
 Microsoft Corporation * ..............................        8,300          899,512
 Novell, Inc. * .......................................        1,100           14,025
 Oracle Systems Corporation ...........................        3,300           81,056
 Parametric Technology Corporation * ..................          800           21,700
 Seagate Technologies, Inc. * .........................          800           19,050
 Sun Microsystems, Inc. * .............................        1,200           52,125
 Unisys Corporation * .................................          800           22,600
                                                          ----------       ----------
                                                              39,793        2,537,823
                                                          ----------       ----------

Computer -- Semiconductors-- 0.35%
 Applied Materials, Inc.* .............................        1,200           35,400
 EMC Corporation ......................................        1,600           71,700
                                                          ----------       ----------
                                                               2,800          107,100
                                                          ----------       ----------
Consumer Non-Durables - 3.69%
 Corning, Inc .........................................          700           24,325
 General Electric Corporation .........................       11,100        1,010,100
 Grainger (W.W.), Inc .................................          400           19,925
 Lowe's Companies, Inc ................................        1,200           48,675
 Newell Company .......................................          500           24,906
                                                          ----------       ----------
                                                              13,900        1,127,931
                                                          ----------       ----------

Consumer Services -- 0.18%
 Block (H & R), Inc ...................................          300           12,638
 Manor Care, Inc ......................................          200            7,688
 Service Corporation International ....................          800           34,300
                                                          ----------       ----------
                                                               1,300           54,626
                                                          ----------       ----------

Consumer Staples - 0.14%
 Pioneer Hi-Bred International, Inc ...................        1,000           41,375
                                                          ----------       ----------

Containers - 0.19%
 Ball Corporation .....................................          100           4,019
 Crown Cork & Seal Company, Inc .......................          400          19,000
 Owens-Illinois, Inc.* ................................          500          22,563
 Sealed Air Corporation * .............................          307          11,282
                                                          ----------      ----------
                                                               1,307          56,864
                                                          ----------      ----------

Cosmetics--Toiletry -- 0.15%
 Alberto-Culver Company, Class B ......................          200           5,800
 Avon Products, Inc ...................................          500          38,750
                                                          ----------      ----------
                                                                 700          44,550
                                                          ----------      ----------

Diversified -- 1.75%
 Aeroquip-Vickers, Inc ................................          100           5,837
 CBS Corporation ......................................        2,500          79,375
 Cognizant Corporation ................................          500          31,563
 Fortune Brands, Inc ..................................          500          19,219
 Loews Corporation ....................................          400          34,850
 Raytheon Company, Class B ............................        1,100          65,038
 Tyco International Ltd. ..............................        2,000         126,000
 Unilever N.V. ........................................        2,200         173,663
                                                          ----------      ----------
                                                               9,300         535,545
                                                          ----------      ----------

MML Equity Index Fund

June 30, 1998
(Unaudited)
                                                 Number               Market
                                                   of                 Value
                                                 Shares             (Note 2A)
                                                 ------             ---------
EQUITIES (Continued)

Electrical Equipment -- 1.12%
 Cooper Industries, Inc. ................           300            $   16,481
 FirstEnergy Corporation * ..............           800                24,600
 Foster Wheeler Corporation .............           100                 2,144
 General Signal Corporation .............           100                 3,600
 Hewlett-Packard Company ................         3,500               209,562
 Tektronix, Inc. ........................           150                 5,306
 Texas Instruments, Inc. ................         1,200                69,975
 Thomas & Betts Corporation .............           200                 9,850
                                             ----------            ----------
                                                  6,350               341,518
                                             ----------            ----------
Electronics - 0.48%
 Eaton Corporation ......................           200                15,550
 EG&G, Inc. .............................           200                 6,000
 Emerson Electric Company ...............         1,400                84,437
 General Instrument Corporation * .......           500                13,594
 KLA-Tencor Corporation * ...............           200                 5,537
 Tandy Corporation ......................           400                21,225
                                             ----------            ----------
                                                  2,900               146,343
                                             ----------            ----------
Energy and Resources - 0.16%
 Burlington Resources, Inc. .............           552                23,771
 Dresser Industries, Inc. ...............           600                26,438
                                             ----------            ----------
                                                  1,152                50,209
                                             ----------            ----------
Entertainment - 1.60%
 Brunswick Corporation ..................           300                 7,406
 Disney (Walt) Company ..................         2,300               241,644
 Harcourt General Corporation ...........           300                17,850
 Hasbro, Inc. ...........................           400                15,725
 King World Productions, Inc. ...........           200                 5,100
 Mattel, Inc. ...........................           900                38,081
 Time Warner, Inc. ......................         1,900               162,331
                                             ----------            ----------
                                                  6,300               488,137
                                             ----------            ----------
Financial Services - 4.40%
 American Express Company ...............         1,600               182,400
 American General Corporation ...........           910                64,781
 Associates First Capital Corporation ...         1,148                88,252
 Beneficial Corporation .................           200                30,637
 Countrywide Credit Industries ..........           400                20,300
 Dow Jones & Company, Inc. ..............           300                16,725
 Equifax, Inc. ..........................           400                14,525
 Federal Home Loan Mortgage Corporation .         2,300               108,244
 Federal National Mortgage Association ..         3,500               212,625
 First Data Corporation .................         1,500                49,967
 Franklin Resources, Inc. ...............           800                43,200
 Green Tree Financial Corporation .......           500                21,406
 Household International, Inc. ..........         1,200                59,700
 Lehman Brothers Holdings, Inc. .........           400                31,025
 Merrill Lynch & Company, Inc. ..........         1,000                92,250
 Pulte Corporation ......................           200                 5,975
 Schwab (Charles) Corporation ...........         1,050                34,125
 Synovus Financial Corporation ..........           900                21,375
 Temple-Inland, Inc. ....................           200                10,775
 Travelers Group, Inc. ..................         3,878               235,104
                                             ----------            ----------
                                                 22,386             1,343,391
                                             ----------            ----------
Food and Beverages - 6.39%
 Albertson's, Inc........................           800                41,400
 Anheuser-Busch Companies Inc............         1,600                75,500
 Bestfoods ..............................         1,000                58,063
 Campbell Soup Company ..................         1,500                79,687
 Coca-Cola Company ......................         8,300               709,650
 ConAgra, Inc............................         1,600                50,700
 Coors (Adolph) Company, Class B ........           100                 3,400
 Heinz (H.J.) Company ...................         1,200                67,350
 Hershey Foods Corporation ..............           500                34,500
 Kellogg Company ........................         1,400                52,588
 PepsiCo, Inc............................         5,200               214,175
 Philip Morris Companies, Inc............         8,100               318,938
 Quaker Oats Company ....................           400                21,975
 Ralston-Purina Group ...................           400                46,725
 Sara Lee Corporation ...................         1,500                83,906
 Seagram Company Ltd.....................         1,200                49,125
 UST, Inc................................           600                16,200
 Wrigley (Wm) Jr. Company ...............           300                29,400
                                             ----------            ----------
                                                 35,700             1,953,282
                                             ----------            ----------
Food Distribution - 0.72%
 Archer-Daniels-Midland Company .........         1,890                36,619
 Costco Companies, Inc. * ...............           700                44,144
 General Mills, Inc......................           500                34,187
 Giant Food, Inc., Class A ..............           200                 8,612
 Great Atlantic & Pacific Tea
  Company Inc............................           100                 3,306
 Kroger Company .........................           800                34,300
 Supervalu, Inc..........................           200                 8,875
 Sysco Corporation ......................         1,000                25,625
 Winn Dixie Stores, Inc..................           500                25,594
                                             ----------            ----------
                                                  5,890               221,262
                                             ----------            ----------
Glass Products - 0.16%
 Owens Corning Fiberglass Corporation ...           200                 8,163
 PPG Industries, Inc.....................           600                41,737
                                             ----------            ----------
                                                    800                49,900
                                             ----------            ----------
Health Care Facilities - 0.35%
 Columbia/HCA Healthcare Corporation ....         2,100                61,163
 Humana, Inc. * .........................           500                15,594
 Tenet Healthcare Corporation * .........         1,000                31,250
                                             ----------            ----------
                                                  3,600               108,007
                                             ----------            ----------
Health Care Products - 4.22%
 Abbott Laboratories ....................         5,200               212,550
 Allergan, Inc...........................           200                 9,275
 Bausch & Lomb Inc.......................           200                10,025
 Becton, Dickinson & Company ............           400                31,050
 Merck & Company, Inc....................         4,100               548,375
 Pfizer, Inc.............................         4,400               478,225
                                             ----------            ----------
                                                 14,500             1,289,500
                                             ----------            ----------
Holding Companies - 0.17%
 Providian Financial Corporation ........           300                23,569
 Public Service Enterprise ..............           800                27,550
                                             ----------            ----------
                                                  1,100                51,119
                                             ----------            ----------

MML Equity Index Fund

June 30, 1998
(Unaudited)
                                                 Number                Market
                                                   of                  Value
                                                 Shares              (Note 2A)
                                                 ------              ---------
EQUITIES (Continued)

Home Appliances - 0.39%
 Black & Decker Corporation .............           300             $   18,300
 Illinois Tool Works, Inc. ..............           800                 53,350
 Maytag Corporation .....................           300                 14,813
 Snap-On, Inc. ..........................           200                  7,250
 Stanley Works ..........................           300                 12,469
 Whirlpool Corporation ..................           200                 13,750
                                             ----------             ----------
                                                  2,100                119,932
                                             ----------             ----------
Home Furnishings and Housewares - 0.87%
 American Home Products Corporation .....         4,400                227,700
 Armstrong World ........................           100                  6,737
 Rubbermaid, Inc. .......................           500                 16,594
 Springs Industries, Inc. ...............           200                  9,225
 Tupperware Corporation .................           200                  5,625
                                             ----------             ----------
                                                  5,400                265,881
                                             ----------             ----------
Hotels and Restaurants - 0.85%
 Darden Restaurants, Inc. ...............           500                  7,938
 Harrah's Entertainment Corporation* ....           300                  6,975
 Hilton Hotels Corporation ..............           800                 22,800
 Marriott International, Inc., Class A...           800                 25,900
 McDonald's Corporation .................         2,300                158,700
 Mirage Resorts, Inc.* ..................           600                 12,788
 Tricon Global Restaurants, Inc.* .......           490                 15,527
 Wendy's International, Inc. ............           400                  9,400
                                              ----------             ----------
                                                  6,190                260,028
                                              ----------             ----------
Insurance - 4.01%
 Aetna Life & Casualty Company ..........           500                 38,062
 Allstate Corporation ...................         1,500                137,344
 American International Group, Inc. .....         2,350                343,100
 AON Corporation ........................           600                 42,150
 Chubb Corporation ......................           600                 48,075
 CIGNA Corporation ......................           900                 62,100
 Cincinnati Financial Corporation .......           600                 23,025
 Conseco, Inc. ..........................           500                 23,375
 General Re Corporation .................           300                 76,875
 Hartford Financial Services Group, Inc..           400                 45,750
 Jefferson-Pilot Corporation ............           300                 17,381
 Lincoln National Corporation ...........           400                 36,550
 Marsh & McLennan Companies, Inc. .......           900                 54,394
 MBIA, Inc...............................           400                 29,950
 MGIC Investment Corporation ............           400                 22,825
 Progressive Corporation ................           300                 42,300
 SAFECO Corporation .....................           400                 18,175
 St. Paul Companies, Inc. ...............           623                 26,212
 SunAmerica, Inc. .......................           600                 34,463
 Torchmark Corporation ..................           400                 18,300
 Transamerica Corporation ...............           200                 23,000
 United Healthcare Corporation ..........           600                 38,100
 UNUM Corporation .......................           400                 22,200
                                              ----------             ----------
                                                 14,173              1,223,706
                                              ----------             ----------
Machinery and Heavy Equipment - 0.57%
 Caterpillar, Inc. ......................         1,200                 63,450
 Cincinnati Milacron, Inc. ..............           100                  2,437
 Deere & Company ........................           800                 42,300
 Dover Corporation ......................           800                 27,400
 Ingersoll-Rand Company .................           600                 26,437
 Parker-Hannifin Corporation ............           300                 11,438
                                              ----------             ----------
                                                  3,800                173,462
                                              ----------             ----------
Manufacturing - 0.88%
 Alcan Aluminum Ltd. ....................           700                 19,337
 Aluminum Company of America ............           600                 39,562
 Boston Scientific Corporation* .........           700                 50,138
 Briggs & Stratton Corporation ..........           100                  3,744
 Brown-Forman Corporation, Class B ......           200                 12,850
 Case Corporation .......................           300                 14,475
 LSI Logic Corporation ..................           500                 11,531
 Micron Technology, Inc.* ...............           700                 17,369
 PACCAR Inc. ............................           200                 10,450
 Reynolds Metals Company ................           200                 11,187
 Sherwin-Williams Company ...............           600                 19,875
 Silicon Graphics, Inc.* ................           600                  7,275
 Thermo Electron Corporation. ...........           400                 13,675
 3COM Corporation. ......................         1,200                 36,825
                                              ----------             ----------
                                                  7,000                268,293
                                              ----------             ----------
Medical Instruments, Services and Supplies - 1.13%
 Bard (C.R.), Inc. ......................           200                  7,612
 Baxter International, Inc. .............           900                 48,431
 Biomet, Inc. ...........................           300                  9,919
 Cardinal Health, Inc. ..................           300                 28,125
 Guidant Corporation ....................           600                 42,787
 HBO & Company ..........................         1,200                 42,300
 HEALTHSOUTH Corporation ................         1,200                 32,025
 Medtronic, Inc. ........................         1,600                102,000
 Shared Medical Systems Corporation......           100                  7,344
 St. Jude Medical, Inc.* ................           300                 11,044
 United States Surgical Corporation......           300                 13,688
                                              ----------             ----------
                                                  7,000                345,275
                                              ----------             ----------
Metals and Mining - 0.37%
 Allegheny Teledyne, Inc. ...............           700                 15,969
 ASARCO, Inc. ...........................           100                  2,225
 Barrick Gold Corporation ...............         1,100                 21,106
 Battle Mountain Gold Company ...........           700                  4,156
 Cyprus Amax Minerals Company ...........           300                  3,975
 Freeport-McMoRan Copper &
  Gold, Inc., Class B ...................           600                  9,113
 Homestake Mining Company ...............           700                  7,263
 Inco Ltd. ..............................           600                  8,175
 Newmont Mining Corporation .............           472                 11,151
 Phelps Dodge Corporation ...............           300                 17,156
 Placer Dome, Inc. ......................         1,000                 11,750
                                              ----------             ----------
                                                  6,572                112,039
                                              ----------             ----------

MML Equity Index Fund

June 30, 1998
(Unaudited)
                                                    Number               Market
                                                      of                 Value
                                                    Shares             (Note 2A)
                                                    ------             ---------
EQUITIES (Continued)

Miscellaneous - 1.71%
 S & P Depositary Receipt .................          4,600            $  521,237
                                                ----------            ----------

Natural Gas - 0.37%
 Columbia Gas System, Inc. ................            300                16,687
 Consolidated Natural Gas Company .........            300                17,662
 Enron Corporation ........................          1,100                59,469
 NICOR, Inc. ..............................            100                 4,012
 ONEOK, Inc. ..............................            100                 3,988
 Sonat, Inc. ..............................            300                11,588
                                                ----------            ----------
                                                     2,200               113,406
                                                ----------            ----------

News and Publishing - 0.79%
 Gannett Company, Inc. ....................          1,000                71,063
 Kimberly-Clark Corporation ...............          1,800                82,575
 Knight-Ridder, Inc. ......................            300                16,519
 New York Times Company, Class A ..........            300                23,775
 Times Mirror Company (New), Class A ......            300                18,863
 Tribune Company ..........................            400                27,525
                                                ----------            ----------
                                                     4,100               240,320
                                                ----------            ----------
Oil - 6.68%
 Amerada Hess Corporation .................            300                16,294
 Amoco Corporation ........................          3,200               133,200
 Anadarko Petroleum Company ...............            200                13,437
 Apache Corporation .......................            300                 9,450
 Ashland, Inc. ............................            200                10,325
 Atlantic Richfield Company ...............          1,000                78,125
 Baker Hughes, Inc. .......................            500                17,281
 Chevron Corporation ......................          2,200               182,737
 Coastal Corporation ......................            300                20,944
 Exxon Corporation ........................          8,400               599,025
 Halliburton Company ......................            800                35,650
 McDermott International, Inc. ............            200                 6,888
 Mobil Corporation ........................          2,600               199,225
 Occidental Petroleum Corporation .........          1,100                29,700
 Oryx Energy Company * ....................            400                 8,850
 Pennzoil Company .........................            100                 5,062
 Phillips Petroleum Company ...............            900                43,369
 Royal Dutch Petroleum Company ............          7,200               394,650
 Tenneco, Inc. ............................            500                19,031
 Texaco, Inc. .............................          1,800               107,437
 Union Pacific Corporation ................            800                35,300
 Union Pacific Resources Group ............            800                14,050
 Unocal Corporation .......................            800                28,600
 USX-Marathon Group Common (New) ..........            900                30,881
                                                ----------            ----------
                                                    35,500             2,039,511
                                                ----------            ----------
Oil Equipment and Services - 0.44%
 Helmerich & Payne, Inc. ..................            400                 9,200
 Schlumberger Ltd. ........................          1,600               109,300
 Western Atlas, Inc. ......................            200                16,975
                                                ----------            ----------
                                                     2,200               135,475
                                                ----------            ----------
Paper and Forest Products - 0.63%
 Bemis Company, Inc. ......................            200                 8,175
 Boise Cascade Corporation ................            200                 6,550
 Champion International Corporation .......            300                14,756
 Fort James Corporation ...................            600                26,700
 Georgia-Pacific Corporation ..............            300                17,681
 Harnischfeger Industries, Inc. ...........            100                 2,831
 International Paper Company ..............          1,000                43,000
 Louisiana Pacific Corporation ............            300                 5,475
 Mead Corporation .........................            500                15,875
 Potlatch Corporation .....................            100                 4,200
 Stone Container Corporation * ............            400                 6,250
 Weyerhaeuser Company .....................            600                27,713
 Willamette Industries, Inc. ..............            400                12,800
                                                ----------            ----------
                                                     5,000               192,006
                                                ----------            ----------
Personal Items - 3.04%
 Colgate-Palmolive Company ................          1,000                88,000
 Gillette Company .........................          3,800               215,412
 International Flavors & Fragrances, Inc. .            300                13,031
 Jostens, Inc. ............................            200                 4,825
 Proctor & Gamble Company .................          4,600               418,888
 Warner-Lambert Company ...................          2,700               187,313
                                                ----------            ----------
                                                    12,600               927,469
                                                ----------            ----------
Petroleum Refining - 0.19%
 Rowan Companies * ........................            300                 5,831
 Sun Company ..............................            300                11,644
 Williams Companies, Inc. .................          1,300                43,875
                                                ----------            ----------
                                                     1,900                61,350
                                                ----------            ----------

Pharmaceuticals - 4.18%
 ALZA Corporation .........................            300                12,975
 Bristol-Myers Squibb Company .............          3,400               390,787
 Johnson & Johnson ........................          4,500               331,875
 Lilly (Eli) & Company ....................          3,700               244,431
 Pharmacia & Upjohn, Inc. .................          1,700                78,413
 Schering-Plough Corporation ..............          2,400               219,900
                                                ----------            ----------
                                                    16,000             1,278,381
                                                ----------            ----------

Photographic Equipment and Supplies - 0.29%
 Eastman Kodak Company ....................          1,100                80,369
 Polaroid Corporation .....................            200                 7,113
                                                ----------            ----------
                                                     1,300                87,482
                                                ----------            ----------

Printing and Publishing - 0.28%
 American Greetings Corporation, Class A ..            200                10,187
 Donnelly (RR) & Sons Company .............            500                22,875
 Dun & Bradstreet Corporation .............            500                18,062
 McGraw-Hill, Inc. ........................            300                24,469
 Westvaco Corporation .....................            300                 8,475
                                                ----------            ----------
                                                     1,800                84,068
                                                ----------            ----------

Railroads - 0.12%
 Norfolk Southern Corporation .............          1,200                35,775
                                                ----------            ----------

Research and Development -- 0.17%
 Amgen, Inc. ..............................            800                52,300
                                                ----------            ----------

Retail - Store - 3.91%
 Abercrombie & Fitch Company, Class A * ...              1                    42
 American Stores Company ..................          1,100                26,606
 Consolidated Stores Corporation * ........            300                10,875

MML Equity Index Fund

June 30, 1998
(Unaudited)
                                                 Number              Market
                                                   of                Value
                                                 Shares            (Note 2A)
                                                 ------            ---------
EQUITIES (Continued)

Retail - Store (Continued)
 Circuit City Stores, Inc. --
  Circuit City Group ................              400            $   18,750
 CVS Corporation ....................            1,200                46,725
 Dayton Hudson Corporation ..........            1,400                67,900
 Dillard's, Inc., Class A ...........              400                16,575
 Federated Department Store * .......              600                32,288
 Gap, Inc. ..........................            1,350                83,194
 Kmart Corporation * ................            1,500                28,687
 Limited, Inc. ......................              800                26,500
 Longs Drug Stores Company ..........              100                 2,887
 May Department Stores Company ......              800                52,400
 Mercantile Stores Company ..........              200                15,787
 Nordstrom, Inc. ....................              200                15,450
 Penney (J.C.) Company, Inc. ........              800                57,850
 Rite Aid Corporation ...............              800                30,050
 Russell Corporation ................              100                 3,019
 Sears, Roebuck & Company ...........            1,300                79,381
 TJX Companies, Inc. ................              800                19,300
 Toys R Us, Inc. * ..................            1,000                23,562
 Venator Group, Inc. * ..............              500                 9,562
 Walgreen Company ...................            1,600                66,100
 Wal-Mart Stores, Inc ...............            7,600               461,700
                                            ----------            ----------
                                                24,851             1,195,190
                                            ----------            ----------
Savings and Loan Associations -- 0.32%
 Ahmanson (H.F.) Company ............              400                28,400
 Golden West Financial Corporation ..              200                21,263
 Washington Mutual Savings ..........            1,140                49,519
                                            ----------            ----------
                                                 1,740                99,182
                                            ----------            ----------
Soaps and Detergents -- 0.17%
 Clorox Company .....................              400                38,150
 NACCO Industries, Inc., Class A ....              100                12,925
                                            ----------            ----------
                                                   500                51,075
                                            ----------            ----------
Steel -- 0.14%
 Armco, Inc. * ......................              400                 2,550
 Bethlehem Steel Corporation * ......              400                 4,975
 Inland Steel Industries, Inc. ......              200                 5,637
 Nucor Corporation ..................              300                13,800
 Timken Company .....................              200                 6,163
 USX-U.S. Steel Group, Inc. .........              200                 6,600
 Worthington Industries, Inc. .......              300                 4,519
                                            ----------            ----------
                                                 2,000                44,244
                                            ----------            ----------

Technology -- 0.62%
 Ameritech Corporation ..............            3,600               161,550
 ITT Industries .....................              400                14,950
 Millipore Corporation ..............              200                 5,450
 Perkin-Elmer Corporation ...........              100                 6,219
                                            ----------            ----------
                                                 4,300               188,169
                                            ----------            ----------

Telecommunications -- 8.09%
 AirTouch Communications, Inc. * ....            2,100               122,719
 ALLTEL Corporation .................              600                27,900
 Andrew Corporation .................              300                 5,419
 Ascend Communications, Inc. * ......              600                29,738
 AT&T Corporation ...................            5,400               308,475
 Bell Atlantic Corporation ..........            5,150               234,969
 BellSouth Corporation ..............            3,400               228,225
 Comcast Corporation,
  Special Class A (non-voting) ......            1,200                48,712
 DSC Communications Corporation * ...              300                 9,000
 Frontier Corporation ...............              600                18,900
 Lucent Technologies, Inc. ..........            4,400               366,025
 MCI Communications Corporation .....            2,400               139,500
 Mediaone Group, Inc. * .............            2,000                87,875
 Nextel Communications, Inc. * ......              900                22,388
 Northern Telecommunications Ltd. ...            1,800               102,150
 SBC Communications .................            6,000               240,000
 Sprint Corporation .................            1,400                98,700
 Tele-Communications Inc., Class A ..            1,700                65,344
 US West, Inc. ......................            1,755                82,467
 Viacom Inc., Class B * .............            1,200                69,900
 WorldCom, lnc. * ...................            3,400               164,687
                                            ----------            ----------
                                                48,605             2,473,093
                                            ----------            ----------
Tire and Rubber - 0.17%
 Cooper Tire & Rubber Company .......              300                 6,187
 Goodrich (B.F.) Company ............              300                14,888
 Goodyear Tire & Rubber Company .....              500                32,219
                                            ----------            ----------
                                                 1,100                53,294
                                            ----------            ----------
Transportation - 0.19%
 Burlington Northern Santa Fe .......              500                49,094
 Ryder System, Inc. .................              300                 9,469
                                            ----------            ----------
                                                   800                58,563
                                            ----------            ----------
Utilities - 2.20%
 Ameren Corporation .................              400                15,900
 American Electric Power Company ...               600                27,225
 Baltimore Gas & Electric Company ...              400                12,425
 Carolina Power & Light Company .....              500                21,688
 Central & Southwest Corporation ....              600                16,125
 Cinergy Corporation ................              500                17,500
 Consolidated Edison Company ........              700                32,244
 Dominion Resources, Inc. ...........              600                24,450
 DTE Energy Company .................              500                20,187
 Duke Energy Company ................            1,122                66,478
 Edison International ...............            1,400                41,388
 Entergy Corporation ................            1,000                28,750
 FPL Group, Inc. ....................              500                31,500
 GPU, Inc. ..........................              400                15,125
 Houston Industries, Inc. ...........              899                27,757
 National Service Industries, Inc. ..              100                 5,088

MML Equity Index Fund

June 30, 1998
(Unaudited)
                                                Number             Market
                                                  of               Value
                                                Shares           (Note 2A)
                                                ------           ---------
EQUITIES (Continued)

Utilities (Continued)
 Niagara Mohawk Power Corporation .                600          $      8,962
 Northern States Power Company ....                400                11,450
 PacifiCorp .......................                900                20,363
 PECO Energy Company ..............                700                20,519
 Peoples Energy Corporation .......                100                 3,863
 PG & E Corporation ...............              1,500                47,344
 PP & L Resources, Inc ............                500                11,344
 Sempra Energy * ..................                851                23,619
 Southern Company .................              2,200                60,912
 Texas Utilities Company ..........                845                35,173
 Unicom Corporation ...............                700                24,544
                                             ----------         -------------
                                                19,517               671,923
                                             ----------         -------------

Waste Management -- 0.29%
 Browning-Ferris Industries, Inc ..                700                24,325
 Laidlaw, Inc., Class B
  (non-voting).....................              1,000                12,188
 Waste Management, Inc ............              1,500                52,500
                                            ----------         -------------
                                                 3,200                89,013
                                            ----------         -------------

 TOTAL EQUITIES
  (Cost $22,137,159) ..............                               30,507,563
                                                               -------------

 SHORT-TERM INVESTMENTS - 0.40%
  (Cost $122,929)
 Dreyfus Cash Management Fund,
  Class A .........................            122,929               122,929
                                            ----------         -------------

 Total Investments
  (Cost $22,260,088) (a)             100.25%                      30,630,492
 Other Assets And Liabilities (Net)   (0.25)                         (77,400)
                                    --------                   -------------
 NET ASSETS                          100.00%                    $ 30,553,092
                                    ========                   =============

(a) Federal Income Tax Information;
    At June 30, 1998 the net unrealized
    appreciation on investments based
    on cost of $22,260,088 for federal
    income tax purposes is as follows:

    Aggregate gross unrealized
    appreciation for all investments
    in which there is an excess of
    market value over tax cost...........................       $  8,757,658

    Aggregate gross unrealized depreciation
    for all investments in which there is an
    excess of tax cost over market value.................           (387,254)
                                                                -------------
      Net unrealized appreciation                               $  8,370,404
                                                                =============

*   Non-income producing security

                       See Notes to Financial Statements.

Notes To Financial Statements (Unaudited)

1.  HISTORY

MML Equity Index Fund ("the Fund") is a non-diversified series of MML Series Investment Fund ("MML Trust"), a no load, open-end, management investment company registered as such under the Investment Company Act of 1940, as amended. MML Trust, which has six separate series of shares, was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of the Trust.

MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purposes of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by the life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

Information presented in these financial statements pertains only to the Fund. Information for the other series of MML Trust are presented under a separate cover.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements in conformity with generally accepted accounting principles.

    A. Investment Valuation

    Generally, the Fund values its Portfolio's securities at market value or, in the absence of market value with respect to any portfolio security, at fair value as determined by, or under the direction of, the Board of Trustees of MML Trust ("the Board"). Portfolio securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ National Market System. If securities are unlisted or there is no reported sales price, the bid price of the prior trade date will be used. Short-term debt obligations with less than one year, but more than sixty days to maturity from the date of purchase are valued on the basis of their market value. Debt obligations with sixty days or less to maturity from the date of purchase are generally valued at amortized cost when the Board believes amortized cost approximates market value. Futures contracts are valued based on market prices unless such prices do not reflect fair value of the contract, in which case they will be valued by or under the direction of the Board.

    B. Accounting For Investments

    Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. Interest income is recorded on the accrual basis.

    Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

    C. Dividends and Distributions

    Dividends of net investment income and distributions of capital gains are declared and paid annually or as approved by the Board to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses and differing characterizations of distributions made by the Fund. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

    D. Federal Income Tax

    MML Trust has established a policy for the Fund to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any net investment income and any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

     E.  Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   INVESTMENT MANAGEMENT FEE

MassMutual serves as investment adviser to the Fund pursuant to an investment management agreement ("the Investment Management Agreement"). For acting as such, MassMutual receives a quarterly fee at the annual rate of .40% of the first $100,000,000 of the average daily net asset value of the Fund, .38% of the next $150,000,000 and .36% of any excess over $250,000,000.

MassMutual has agreed to bear expenses of the Fund (other than the management fee, interest, taxes any required trademark licensing fees, custodial fees, brokerage commissions and extraordinary expenses) in excess of .11% of average daily net asset value of the Fund through April 30, 1998. Through April 30, 1998, $29,698 of the Fund's total expenses were borne by MassMutual pursuant to an unilateral agreement by MassMutual to reimburse certain expenses of the Fund. MassMutual's obligation to bear certain expenses of the Fund terminated May 1, 1998. MassMutual also acts as transfer agent and dividend paying agent.

4.   PURCHASE AND SALES OF INVESTMENTS
                                                                     Proceeds
     For the Six Months Ended                   Acquisition         from Sales
     June 30, 1998                                  Cost          and Maturities
     -------------                              -----------       --------------

     Equities...............................   $    200,004        $   253,012
     Short-term Investments.................      1,757,655          1,663,038

5. NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest to the Fund at $0.01 par value. Changes in shares of beneficial interest are as follows:

                                                For the Six       For the
                                               Months Ended     Period Ended
                                               June 30, 1998  December 31, 1997*
                                               -------------  ------------------
 Shares
  Sales of shares ......                            128,270          2,002,676
  Reinvestment of shares                             18,716                  0
  Redemption of shares .                               (231)                (1)
                                              -------------      -------------
  Net Increase .........                            146,755          2,002,675
                                              =============      =============

Amount
  Sales of shares ......                       $  1,720,707       $ 20,030,027
  Reinvestment of shares                            226,089                  0
  Redemption of shares .                             (3,109)                (8)
                                              -------------      -------------
  Net Increase .........                       $  1,943,687       $ 20,030,019
                                              =============      =============

*  The Fund commenced operations on May 1, 1997.


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